Consolidated Statements of Income (Unaudited) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues
Owned, leased and consolidated joint venture hotels	$ 453	$ 478	$ 855	$ 888
Vacation ownership and residential sales and services	316	146	830	299
Management fees, franchise fees and other income	222	201	423	378
Other revenues from managed and franchised properties	627	601	1,225	1,156
Total Revenues	1,618	1,426	3,333	2,721
Costs and Expenses
Owned, leased and consolidated joint venture hotels	360	381	709	742
Vacation ownership and residential	241	112	634	223
Selling, general, administrative and other	86	88	182	168
Restructuring, goodwill impairment and other special charges (credits), net	0	0	(11)	0
Depreciation	56	60	113	120
Amortization	6	7	12	15
Other expenses from managed and franchised properties	627	601	1,225	1,156
Total Costs and Expenses	1,376	1,249	2,864	2,424
Operating income	242	177	469	297
Equity (losses) earnings and gains and losses from unconsolidated ventures, net	5	7	15	11
Interest expense, net of interest income of $1, $0, $1 and $1	(61)	(52)	(110)	(106)
Gain (loss) on asset dispositions and impairments, net	(1)	2	(8)	(31)
Income from continuing operations before taxes and noncontrolling interests	185	134	366	171
Income tax benefit (expense)	(56)	16	(108)	6
Income (loss) from continuing operations	129	150	258	177
Discontinued operations:
Gain (loss) on dispositions, net of tax (benefit) expense of $(2), $1, $(1) and $2	(7)	(19)	(8)	(20)
Net income	122	131	250	157
Net loss (income) attributable to noncontrolling interests	0	0	0	2
Net income attributable to Starwood	122	131	250	159
Earnings (Losses) Per Share - Basic
Continuing operations	$ 0.67	$ 0.79	$ 1.34	$ 0.95
Discontinued operations	$ (0.04)	$ (0.10)	$ (0.04)	$ (0.11)
Net income	$ 0.63	$ 0.69	$ 1.30	$ 0.84
Earnings (Losses) Per Share - Diluted
Continuing operations	$ 0.66	$ 0.77	$ 1.31	$ 0.92
Discontinued operations	$ (0.04)	$ (0.09)	$ (0.04)	$ (0.10)
Net income	$ 0.62	$ 0.68	$ 1.27	$ 0.82
Amounts attributable to Starwood's Common Shareholders
Income (loss) from continuing operations	129	150	258	179
Discontinued operations	(7)	(19)	(8)	(20)
Net income	$ 122	$ 131	$ 250	$ 159
Weighted average number of shares	195	189	193	188
Weighted average number of shares assuming dilution	198	195	197	195